VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Par Value	Value
Convertible Bonds and Notes—22.3%
Aerospace & Defense—0.3%
AeroVironment, Inc. 0.000%, 7/15/30	$11,895	$14,738
Auto Manufacturers—0.6%
Ford Motor Co. 0.000%, 3/15/26	5,155	5,225
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	10,380	9,653
Rivian Automotive, Inc. 4.625%, 3/15/29	11,920	12,343
		27,221

Biotechnology—1.7%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	15,640	25,704
BioMarin Pharmaceutical, Inc. 1.250%, 5/15/27	6,120	5,802
Bridgebio Pharma, Inc. 144A 1.750%, 3/1/31(1)	10,030	13,370
Cytokinetics, Inc. 144A 1.750%, 10/1/31(1)	6,905	7,874
Ionis Pharmaceuticals, Inc.
0.000%, 4/1/26	4,570	5,607
1.750%, 6/15/28	6,070	8,388
Ligand Pharmaceuticals, Inc. 144A 0.750%, 10/1/30(1)	11,235	12,646
		79,391

Commercial Services—1.4%
Affirm Holdings, Inc. 144A 0.750%, 12/15/29(1)	8,600	9,339
Block, Inc.
0.000%, 5/1/26	19,765	19,192
0.250%, 11/1/27	2,860	2,601
Global Payments, Inc. 1.500%, 3/1/31	30,895	28,277
Shift4 Payments, Inc. 0.500%, 8/1/27	7,550	7,430
		66,839

Computers—1.5%
CyberArk Software Ltd. 144A 0.000%, 6/15/30(1)	16,735	18,583
Lumentum Holdings, Inc. 144A 0.375%, 3/15/32(1)	23,155	26,582
Parsons Corp. 2.625%, 3/1/29	13,700	15,618
Zscaler, Inc. 144A 0.000%, 7/15/28(1)(2)	12,070	11,967
		72,750

	Par Value	Value

Diversified REITs—0.3%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)	$14,425	$15,146
Electric Utilities—0.8%
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	3,810	4,499
Southern Co. (The) 144A 3.250%, 6/15/28(1)	20,645	20,893
WEC Energy Group, Inc. 144A 3.375%, 6/1/28(1)	14,575	15,056
		40,448

Electronics—0.1%
Mirion Technologies, Inc. 144A 0.000%, 10/1/31(1)	5,410	5,817
Energy-Alternate Sources—0.1%
Enphase Energy, Inc. 0.000%, 3/1/28	4,290	3,715
Sunnova Energy International, Inc. 2.625%, 2/15/28	17,395	9
		3,724

Entertainment—1.0%
DraftKings Holdings, Inc. 0.000%, 3/15/28	14,375	12,902
Live Nation Entertainment, Inc. 144A 2.875%, 1/15/30(1)	30,235	33,515
		46,417

Financial Services—1.1%
Coinbase Global, Inc.
0.500%, 6/1/26	22,920	25,441
144A 0.000%, 10/1/29(1)	7,215	7,686
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	11,965	15,549
Upstart Holdings, Inc. 144A 1.000%, 11/15/30(1)	5,065	4,738
		53,414

Health Care REITs—0.8%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	27,855	40,905
Healthcare-Products—1.0%
Exact Sciences Corp.
0.375%, 3/15/27	8,110	7,781
144A 1.750%, 4/15/31(1)	10,130	9,426
Guardant Health, Inc. 1.250%, 2/15/31	11,120	14,451
iRhythm Technologies, Inc. 1.500%, 9/1/29	6,590	9,041
	Par Value	Value

Healthcare-Products—continued
Repligen Corp. 1.000%, 12/15/28	$5,540	$5,557
		46,256

Hotel & Resort REITs—0.1%
Pebblebrook Hotel Trust 144A 1.625%, 1/15/30(1)	3,135	3,087
Industrial REITs—0.3%
Rexford Industrial Realty LP 144A 4.375%, 3/15/27(1)	14,135	14,121
Internet—3.9%
Alibaba Group Holding Ltd. 0.500%, 6/1/31	7,680	14,108
DoorDash, Inc. 144A 0.000%, 5/15/30(1)	15,355	17,451
Etsy, Inc.
0.125%, 9/1/27	4,955	4,557
0.250%, 6/15/28	24,535	21,640
Expedia Group, Inc. 0.000%, 2/15/26	22,790	22,950
MakeMyTrip Ltd. 144A 0.000%, 7/1/30(1)	10,095	10,422
Match Group Financeco 3, Inc. 144A 2.000%, 1/15/30(1)	4,265	3,909
Sea Ltd. 0.250%, 9/15/26	13,325	12,761
Shopify, Inc. 0.125%, 11/1/25	9,840	10,337
Snap, Inc. 0.125%, 3/1/28	7,940	7,079
Spotify USA, Inc. 0.000%, 3/15/26	11,550	15,783
Trip.com Group Ltd. 0.750%, 6/15/29	8,635	11,005
Uber Technologies, Inc. 0.000%, 12/15/25	18,915	23,039
Wayfair, Inc. 3.250%, 9/15/27	9,060	13,805
		188,846

Investment Companies—0.6%
Cipher Mining, Inc. 144A 0.000%, 10/1/31(1)	9,700	10,663
IREN Ltd. 144A 3.250%, 6/15/30(1)	6,805	19,961
		30,624

Leisure Time—0.2%
NCL Corp., Ltd. 144A 0.750%, 9/15/30(1)	10,740	10,834
Media—0.2%
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)	7,870	7,768
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Mining—0.3%
Centrus Energy Corp. 144A 0.000%, 8/15/32(1)	$8,960	$13,821
Office REITs—0.2%
Boston Properties LP 144A 2.000%, 10/1/30(1)	8,040	8,016
Personal Care Product—0.3%
Oddity Finance LLC 144A 0.000%, 6/15/30(1)	14,200	14,307
Pharmaceuticals—0.6%
Jazz Investments I Ltd.
2.000%, 6/15/26	21,470	22,790
3.125%, 9/15/30	3,190	3,785
		26,575

Pipelines—0.2%
Golar LNG Ltd. 144A 2.750%, 12/15/30(1)	8,280	8,363
Semiconductors—1.2%
Microchip Technology, Inc. 0.750%, 6/1/30	12,740	12,351
MKS, Inc. 1.250%, 6/1/30	12,070	13,217
ON Semiconductor Corp.
0.000%, 5/1/27	6,340	7,215
0.500%, 3/1/29	14,930	13,776
Synaptics, Inc. 144A 0.750%, 12/1/31(1)	8,385	8,255
Wolfspeed, Inc.
2.500%, 6/15/31	1,749	1,597
144A 2.500%, 6/15/31(1)	1,993	1,820
		58,231

Software—3.5%
Akamai Technologies, Inc.
0.375%, 9/1/27	9,720	9,297
1.125%, 2/15/29	10,045	9,422
BILL Holdings, Inc. 144A 0.000%, 4/1/30(1)	11,595	10,320
Cloudflare, Inc.
0.000%, 8/15/26	10,835	13,497
144A 0.000%, 6/15/30(1)	6,245	7,091
Confluent, Inc. 0.000%, 1/15/27(2)	8,315	7,823
Datadog, Inc. 144A 0.000%, 12/1/29(1)(2)	18,520	18,335
Guidewire Software, Inc. 144A 1.250%, 11/1/29(1)	12,170	14,154
Nebius Group N.V. 144A 2.750%, 9/15/32(1)	2,605	3,028
Nutanix, Inc. 144A 0.500%, 12/15/29(1)	11,340	12,766
Snowflake, Inc. 0.000%, 10/1/29	15,675	24,539
Strategy, Inc. 144A 0.000%, 12/1/29(1)	29,170	26,108
	Par Value	Value

Software—continued
Unity Software, Inc. 144A 0.000%, 3/15/30(1)	$9,720	$13,128
		169,508

Total Convertible Bonds and Notes (Identified Cost $1,031,319)		1,067,167

Corporate Bonds and Notes—31.7%
Advertising—0.3%
Clear Channel Outdoor Holdings, Inc.
144A 7.750%, 4/15/28(1)	5,410	5,400
144A 7.500%, 6/1/29(1)	7,810	7,585
		12,985

Aerospace & Defense—1.4%
Bombardier, Inc.
144A 7.500%, 2/1/29(1)	21,615	22,522
144A 7.000%, 6/1/32(1)	6,530	6,825
144A 6.750%, 6/15/33(1)	1,875	1,957
TransDigm, Inc.
144A 6.375%, 5/31/33(1)	18,900	19,112
144A 6.750%, 1/31/34(1)	16,215	16,766
		67,182

Auto Manufacturers—0.2%
Ford Motor Co. 7.450%, 7/16/31	9,690	10,718
Automobile Components—1.3%
Adient Global Holdings Ltd. 144A 7.500%, 2/15/33(1)	9,765	10,111
American Axle & Manufacturing, Inc.
5.000%, 10/1/29	4,125	3,920
144A 6.375%, 10/15/32(1)	2,390	2,386
144A 7.750%, 10/15/33(1)	8,535	8,601
Clarios Global LP
144A 6.750%, 5/15/28(1)	4,250	4,344
144A 6.750%, 9/15/32(1)	11,525	11,780
Goodyear Tire & Rubber Co. (The)
6.625%, 7/15/30	6,805	6,905
5.250%, 7/15/31	8,905	8,365
Tenneco, Inc. 144A 8.000%, 11/17/28(1)	5,295	5,305
		61,717

Building Materials—1.0%
Builders FirstSource, Inc.
144A 4.250%, 2/1/32(1)	10,405	9,785
144A 6.375%, 6/15/32(1)	7,065	7,303
Quikrete Holdings, Inc.
144A 6.375%, 3/1/32(1)	18,335	18,992
	Par Value	Value

Building Materials—continued
144A 6.750%, 3/1/33(1)	$12,150	$12,633
		48,713

Chemicals—0.6%
Celanese U.S. Holdings LLC 6.750%, 4/15/33	14,715	14,653
Chemours Co. (The) 144A 8.000%, 1/15/33(1)	14,910	14,830
		29,483

Commercial Services—1.9%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	14,625	14,143
Avis Budget Car Rental LLC
144A 8.000%, 2/15/31(1)	10,660	11,028
144A 8.375%, 6/15/32(1)	3,710	3,880
Deluxe Corp. 144A 8.000%, 6/1/29(1)	5,540	5,527
EquipmentShare.com, Inc. 144A 8.000%, 3/15/33(1)	10,585	11,313
Herc Holdings, Inc.
144A 5.500%, 7/15/27(1)	2,095	2,090
144A 7.000%, 6/15/30(1)	3,280	3,407
144A 7.250%, 6/15/33(1)	3,475	3,627
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)	7,755	6,186
Monitronics International Escrow 9.125%, 4/1/49(3)	6,450	—
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	11,570	11,962
United Rentals North America, Inc. 5.250%, 1/15/30	17,650	17,738
		90,901

Computers—0.6%
CACI International, Inc. 144A 6.375%, 6/15/33(1)	4,950	5,106
McAfee Corp. 144A 7.375%, 2/15/30(1)	15,875	14,725
Seagate Data Storage Technology Pte Ltd. 144A 8.500%, 7/15/31(1)	7,495	7,935
		27,766

Containers & Packaging—0.5%
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/27(1)	15,595	15,748
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Containers & Packaging—continued
Owens-Brockway Glass Container, Inc. 144A 7.250%, 5/15/31(1)	$9,155	$9,319
		25,067

Diversified REITs—1.0%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)	11,145	11,485
144A 6.250%, 1/15/33(1)	26,190	26,714
SBA Communications Corp. 3.125%, 2/1/29	11,135	10,415
		48,614

Electric Utilities—0.5%
NRG Energy, Inc.
144A 5.750%, 1/15/34(1)	5,960	5,954
144A 6.000%, 1/15/36(1)	17,080	17,082
		23,036

Electronic Equipment, Instruments & Components—0.3%
WESCO Distribution, Inc.
144A 7.250%, 6/15/28(1)	6,670	6,757
144A 6.375%, 3/15/33(1)	7,525	7,800
		14,557

Electronics—0.1%
Coherent Corp. 144A 5.000%, 12/15/29(1)	6,760	6,667
Entertainment—1.4%
Caesars Entertainment, Inc. 144A 6.000%, 10/15/32(1)	25,010	24,634
Churchill Downs, Inc. 144A 5.750%, 4/1/30(1)	10,035	10,026
Light & Wonder International, Inc.
144A 7.500%, 9/1/31(1)	4,775	4,966
144A 6.250%, 10/1/33(1)	8,470	8,484
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	10,165	9,996
Starz Capital Holdings 1, Inc. 144A 6.000%, 4/15/30(1)	7,195	6,823
		64,929

Environmental Services—0.2%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	8,100	7,989
Financial Services—2.4%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	12,455	12,455
144A 7.125%, 2/1/32(1)	15,585	16,268
Navient Corp.
6.750%, 6/15/26	3,325	3,363
	Par Value	Value

Financial Services—continued
7.875%, 6/15/32	$8,900	$9,365
OneMain Finance Corp.
6.625%, 1/15/28	5,840	5,980
7.125%, 11/15/31	7,435	7,710
7.125%, 9/15/32	18,070	18,667
PennyMac Financial Services, Inc.
144A 7.875%, 12/15/29(1)	4,860	5,158
144A 6.875%, 2/15/33(1)	13,925	14,386
PRA Group, Inc. 144A 8.375%, 2/1/28(1)	5,285	5,406
Rocket Cos., Inc. 144A 6.375%, 8/1/33(1)	14,590	15,058
		113,816

Food & Beverage—1.2%
Kraft Heinz Foods Co. 5.000%, 7/15/35	8,175	8,111
Performance Food Group, Inc. 144A 6.125%, 9/15/32(1)	14,015	14,356
Post Holdings, Inc.
144A 6.375%, 3/1/33(1)	19,530	19,712
144A 6.250%, 10/15/34(1)	14,125	14,243
		56,422

Healthcare-Products—0.3%
Medline Borrower LP
144A 6.250%, 4/1/29(1)	5,690	5,835
144A 5.250%, 10/1/29(1)	11,095	10,999
		16,834

Healthcare-Services—0.7%
DaVita, Inc. 144A 6.750%, 7/15/33(1)	13,660	14,086
Tenet Healthcare Corp. 6.125%, 10/1/28	21,010	21,022
		35,108

Hotel & Resort REITs—0.2%
Park Intermediate Holdings LLC 144A 4.875%, 5/15/29(1)	9,060	8,834
Insurance—0.6%
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	25,540	26,565
Internet—0.7%
Gen Digital, Inc.
144A 7.125%, 9/30/30(1)	7,815	8,047
144A 6.250%, 4/1/33(1)	9,345	9,540
Snap, Inc. 144A 6.875%, 3/1/33(1)	13,430	13,727
		31,314

	Par Value	Value

Iron & Steel—0.6%
Cleveland-Cliffs, Inc.
144A 7.000%, 3/15/32(1)	$22,980	$23,209
144A 7.625%, 1/15/34(1)	3,675	3,787
		26,996

Leisure Time—1.0%
Amer Sports Co. 144A 6.750%, 2/16/31(1)	4,000	4,166
Carnival Corp.
144A 5.750%, 8/1/32(1)	18,600	18,929
144A 6.125%, 2/15/33(1)	7,570	7,759
NCL Corp., Ltd. 144A 6.750%, 2/1/32(1)	18,475	19,000
		49,854

Lodging—0.5%
Hilton Grand Vacations Borrower LLC 144A 5.000%, 6/1/29(1)	3,300	3,173
MGM Resorts International 4.750%, 10/15/28	7,595	7,536
Station Casinos LLC 144A 6.625%, 3/15/32(1)	10,850	11,146
		21,855

Machinery-Diversified—0.2%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	7,100	7,389
Media—3.2%
CCO Holdings LLC
4.500%, 5/1/32	8,040	7,317
144A 5.375%, 6/1/29(1)	14,405	14,309
144A 6.375%, 9/1/29(1)	13,135	13,315
144A 7.375%, 3/1/31(1)	5,750	5,933
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	14,490	10,493
144A 5.750%, 1/15/30(1)	3,000	1,142
DIRECTV Financing LLC 144A 8.875%, 2/1/30(1)	14,515	14,337
Gray Media, Inc.
144A 5.375%, 11/15/31(1)	14,095	10,587
144A 9.625%, 7/15/32(1)	6,000	6,130
Nexstar Media, Inc.
144A 5.625%, 7/15/27(1)	14,250	14,229
144A 4.750%, 11/1/28(1)	5,800	5,661
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	13,495	9,443
Sirius XM Radio LLC
144A 5.500%, 7/1/29(1)	8,845	8,847
144A 4.125%, 7/1/30(1)	11,990	11,246
TEGNA, Inc. 5.000%, 9/15/29	4,440	4,417
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	7,505	6,971
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Media—continued
Virgin Media Secured Finance plc 144A 4.500%, 8/15/30(1)	$9,225	$8,698
		153,075

Mining—0.4%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	8,340	8,831
Fortescue Treasury Pty Ltd. 144A 4.375%, 4/1/31(1)	4,130	3,943
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)	4,675	4,713
		17,487

Miscellaneous Manufacturing—0.3%
Axon Enterprise, Inc.
144A 6.125%, 3/15/30(1)	6,070	6,234
144A 6.250%, 3/15/33(1)	7,270	7,483
		13,717

Oil, Gas & Consumable Fuels—2.2%
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)	11,980	12,449
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	11,705	11,992
CNX Resources Corp. 144A 7.375%, 1/15/31(1)	5,510	5,681
Cobalt International Energy, Inc. 7.750%, 12/1/24(3)(4)	9,216	— (5)
Mesquite Energy, Inc. 0.000%, 1/15/24	6,240	1
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)	6,370	6,581
Occidental Petroleum Corp. 8.875%, 7/15/30	6,600	7,625
SM Energy Co.
144A 6.750%, 8/1/29(1)	6,495	6,526
144A 7.000%, 8/1/32(1)	7,435	7,441
Sunoco LP 144A 6.250%, 7/1/33(1)	13,745	13,990
Transocean International Ltd. 144A 8.500%, 5/15/31(1)	15,705	15,391
USA Compression Partners LP 144A 7.125%, 3/15/29(1)	6,325	6,523
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	8,565	8,756
		102,956

	Par Value	Value

Passenger Airlines—0.3%
American Airlines, Inc. 144A 5.750%, 4/20/29(1)	$14,125	$14,179
Pharmaceuticals—0.7%
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	12,710	12,583
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	8,825	8,598
Organon & Co. 144A 5.125%, 4/30/31(1)	16,745	14,669
		35,850

Pipelines—0.5%
NGL Energy Operating LLC 144A 8.375%, 2/15/32(1)	8,265	8,469
Venture Global LNG, Inc. 144A 7.000%, 1/15/30(1)	14,810	15,325
		23,794

Real Estate—0.2%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	12,550	11,674
Retail—1.1%
Advance Auto Parts, Inc.
144A 7.000%, 8/1/30(1)	4,735	4,872
144A 7.375%, 8/1/33(1)	11,920	12,292
Bath & Body Works, Inc.
6.875%, 11/1/35	1,635	1,700
144A 6.625%, 10/1/30(1)	9,455	9,666
Mariposa Borrower, Inc. Escrow 8.000%, 10/15/23(3)(4)	6,810	695
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	17,865	18,267
Yum! Brands, Inc. 4.625%, 1/31/32	5,310	5,159
		52,651

Semiconductors—0.1%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	2,270	2,271
Wolfspeed, Inc. (7.000% Cash or 12.000% PIK) 7.000%, 6/15/31(4)(6)	2,205	1,951
		4,222

Software—0.9%
Cloud Software Group, Inc.
144A 6.500%, 3/31/29(1)	19,800	19,979
144A 6.625%, 8/15/33(1)	9,090	9,253
UKG, Inc. 144A 6.875%, 2/1/31(1)	15,410	15,901
		45,133

	Par Value	Value

Telecommunications—1.3%
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(1)	$10,165	$10,142
144A 8.750%, 5/15/30(1)	3,920	4,095
Lumen Technologies, Inc.
144A 5.375%, 6/15/29(1)	23,075	21,146
144A 10.000%, 10/15/32(1)	8,285	8,381
Sprint LLC 7.625%, 3/1/26	7,435	7,452
Vmed O2 UK Financing I plc 144A 7.750%, 4/15/32(1)	12,080	12,692
		63,908

Transportation—0.8%
FTAI Aviation Investors LLC
144A 7.000%, 6/15/32(1)	18,530	19,392
144A 5.875%, 4/15/33(1)	10,680	10,747
XPO, Inc.
144A 7.125%, 6/1/31(1)	5,950	6,226
144A 7.125%, 2/1/32(1)	2,015	2,116
		38,481

Total Corporate Bonds and Notes (Identified Cost $1,553,227)		1,512,438

	Shares
Convertible Preferred Stocks—4.6%
Aerospace & Defense—0.4%
Boeing Co. (The), 6.000%	318,835	22,181
Banks—1.5%
Bank of America Corp. Series L, 7.250%	22,050	28,224
Wells Fargo & Co. Series L, 7.500%	35,545	43,873
		72,097

Capital Markets—0.6%
Ares Management Corp. Series B, 6.750%	261,605	12,999
KKR & Co., Inc. Series D, 6.250%	304,810	15,957
		28,956

Electric Utilities—1.0%
NextEra Energy, Inc., 7.299%	581,645	29,006
PG&E Corp. Series A, 6.000%	433,540	17,073
		46,079

Financial Services—0.1%
Shift4 Payments, Inc., 6.000%	53,645	5,089
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Shares	Value

Healthcare Providers & Services—0.3%
BrightSpring Health Services, Inc., 6.750%	137,645	$13,915
Semiconductors & Semiconductor Equipment—0.3%
Microchip Technology, Inc., 7.500%	252,370	14,897
Software—0.1%
Strategy, Inc., 8.000%	42,025	3,854
Technology Hardware, Storage & Peripherals—0.3%
Hewlett Packard Enterprise Co., 7.625%	212,040	14,398
Total Convertible Preferred Stocks (Identified Cost $219,361)		221,466

Preferred Stock—0.0%
Entertainment—0.0%
LiveStyle, Inc. Series B(3)(7)(8)	9,389	6
Total Preferred Stock (Identified Cost $920)		6

Common Stocks—32.6%
Aerospace & Defense—0.8%
Axon Enterprise, Inc.(7)	9,824	7,050
GE Aerospace	60,800	18,290
RTX Corp.	77,530	12,973
		38,313

Automobiles—1.0%
Tesla, Inc.(7)(9)	107,498	47,807
Banks—1.3%
CCF Holdings LLC(3)(7)	7,416,755	445
CCF Holdings LLC Class M(3)(7)	1,759,917	123
Citigroup, Inc.	233,855	23,736
JPMorgan Chase & Co.	71,430	22,531
Wells Fargo & Co.	178,655	14,975
		61,810

Beverages—0.2%
Coca-Cola Co. (The)	114,435	7,589
Biotechnology—0.5%
AbbVie, Inc.	33,632	7,787
Clovis Liquidation Trust Units(3)(7)	4,474,067	67
Gilead Sciences, Inc.	105,640	11,726
Regeneron Pharmaceuticals, Inc.	7,325	4,119
		23,699

	Shares	Value

Broadline Retail—1.6%
Amazon.com, Inc.(7)(9)	347,715	$76,348
Capital Markets—1.1%
Blackstone, Inc.	26,215	4,479
Charles Schwab Corp. (The)	86,705	8,278
Intercontinental Exchange, Inc.	73,110	12,318
Moody’s Corp.	28,665	13,658
Morgan Stanley	75,770	12,044
		50,777

Chemicals—0.4%
DuPont de Nemours, Inc.	69,403	5,406
Ecolab, Inc.	29,265	8,015
Linde plc	15,565	7,393
		20,814

Commercial Services & Supplies—0.5%
Cintas Corp.	39,690	8,147
Waste Management, Inc.	70,250	15,513
		23,660

Communications Equipment—0.9%
Cisco Systems, Inc.	294,495	20,149
Motorola Solutions, Inc.	51,035	23,338
		43,487

Consumer Finance—0.3%
Capital One Financial Corp.(9)	69,636	14,803
Erickson, Inc.(3)(7)	10,866	—
		14,803

Consumer Staples Distribution & Retail—0.8%
Dollar Tree, Inc.(7)	80,185	7,567
Walmart, Inc.(9)	282,025	29,066
		36,633

Diversified Telecommunication Services—0.2%
AT&T, Inc.	272,415	7,693
Electric Utilities—0.3%
Constellation Energy Corp.	46,495	15,300
Electrical Equipment—0.7%
Eaton Corp. plc	43,840	16,407
Generac Holdings, Inc.(7)	49,720	8,323
Plug Power, Inc.(7)	437,288	1,019
Rockwell Automation, Inc.	27,270	9,532
		35,281

Entertainment—0.6%
LiveStyle, Inc. (3)(7)(8)	202,319	—
Netflix, Inc.(7)	14,145	16,959
	Shares	Value

Entertainment—continued
Take-Two Interactive Software, Inc.(7)	49,688	$12,837
		29,796

Financial Services—0.7%
Mastercard, Inc. Class A(9)	62,370	35,477
Healthcare Equipment & Supplies—0.6%
Boston Scientific Corp.(7)	141,160	13,781
Intuitive Surgical, Inc.(7)	27,415	12,261
		26,042

Healthcare Providers & Services—0.7%
Cardinal Health, Inc.	49,100	7,707
McKesson Corp.	23,795	18,382
UnitedHealth Group, Inc.	26,690	9,216
		35,305

Hotels, Restaurants & Leisure—0.3%
Carnival Corp.(7)	151,085	4,368
Chipotle Mexican Grill, Inc. Class A(7)	187,285	7,340
		11,708

Industrial Conglomerates—0.2%
3M Co.	63,310	9,824
Insurance—0.4%
Allstate Corp. (The)	40,795	8,756
Aon plc Class A	33,930	12,099
		20,855

Interactive Media & Services—3.0%
Alphabet, Inc. Class A	235,270	57,194
Alphabet, Inc. Class C	81,715	19,902
Meta Platforms, Inc. Class A(9)	92,855	68,191
		145,287

IT Services—0.1%
EPAM Systems, Inc.(7)	20,020	3,019
GTT Communications, Inc.(7)	8,647	157
		3,176

Life Sciences Tools & Services—0.2%
Avantor, Inc.(7)	280,592	3,502
Danaher Corp.	22,220	4,405
		7,907

Machinery—1.1%
Caterpillar, Inc.(9)	56,240	26,835
Parker-Hannifin Corp.(9)	15,125	11,467
Stanley Black & Decker, Inc.	82,623	6,142
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Shares	Value

Machinery—continued
Xylem, Inc.	56,490	$8,332
		52,776

Media—0.0%
Postmedia Network Canada Corp.(3)(7)	1,018,823	887
Metals & Mining—0.2%
Freeport-McMoRan, Inc.	210,700	8,264
Oil, Gas & Consumable Fuels—0.1%
Devon Energy Corp.	148,335	5,201
Pharmaceuticals—0.2%
Eli Lilly & Co.	15,080	11,506
Professional Services—0.0%
Clarivate plc(7)	540,468	2,070
Real Estate Management & Development—0.5%
CBRE Group, Inc. Class A(7)	79,300	12,495
CoStar Group, Inc.(7)	130,490	11,009
		23,504

Semiconductors & Semiconductor Equipment—4.6%
Analog Devices, Inc.(9)	66,380	16,310
Broadcom, Inc.(9)	135,420	44,676
Micron Technology, Inc.	62,035	10,380
NVIDIA Corp.(9)	758,722	141,562
Wolfspeed, Inc.(7)	182,517	5,220
		218,148

Software—4.6%
Atlassian Corp. Class A(7)	37,440	5,979
Cadence Design Systems, Inc.(7)	46,365	16,286
Crowdstrike Holdings, Inc. Class A(7)	8,440	4,139
Intuit, Inc.	13,555	9,257
Microsoft Corp.(9)	274,946	142,408
Oracle Corp.	83,964	23,614
Palantir Technologies, Inc. Class A(7)	49,090	8,955
ServiceNow, Inc.(7)	9,135	8,407
Workday, Inc. Class A(7)	4,974	1,197
		220,242

Specialized REITs—0.2%
Equinix, Inc.	9,680	7,582
Specialty Retail—1.4%
Chewy, Inc. Class A(7)	205,737	8,322
Home Depot, Inc. (The)	59,340	24,044
O’Reilly Automotive, Inc.(7)	160,875	17,344
TJX Cos., Inc. (The)	119,670	17,297
		67,007

Technology Hardware, Storage & Peripherals—2.1%
Apple, Inc.	396,350	100,923
	Shares	Value

Textiles, Apparel & Luxury Goods—0.2%
NIKE, Inc. Class B	102,185	$7,125
Total Common Stocks (Identified Cost $1,493,246)		1,554,626

Warrants—0.0%
Banks—0.0%
CCF Holdings LLC, 3/25/26(3)(7)	2,911,361	29
IT Services—0.0%
GTT Communications, Inc., 12/31/99(3)(7)	27,745	—
Total Warrants (Identified Cost $—)(5)		29

Equity-Linked Notes—5.6%
Banks—2.3%
Barclays Bank plc (Cadence Design Systems, Inc.) 1.250%, 5/26/28(3)	16,205,000	18,291
Barclays Bank plc (Microsoft Corp.) 1.000%, 2/16/29	25,475,000	28,802
BofA Finance LLC (Amazon.com, Inc.) 1.000%, 3/25/27(3)	9,395,000	11,082
BofA Finance LLC (Atlassian Corp.) 1.000%, 3/23/28(3)	14,205,000	13,873
BofA Finance LLC (Stryker Corp.) 1.000%, 3/17/28(3)	13,975,000	14,106
Morgan Stanley Finance LLC (Berkshire Hathaway, Inc.) 1.000%, 3/21/28(3)	14,030,000	14,095
Morgan Stanley Finance LLC (Royal Caribbean Cruises Ltd.) 1.250%, 9/28/27(3)	5,795,000	9,547
		109,796

Financial Services—3.3%
Citigroup Global Markets Holdings, Inc. (Booking Holdings, Inc.) 1.250%, 9/28/27(3)	15,860,000	19,506
Citigroup Global Markets Holdings, Inc. (Broadcom, Inc.) 1.250%, 4/13/28(3)	12,735,000	20,275
Citigroup Global Markets Holdings, Inc. (NVIDIA Corp.) 1.000%, 3/15/27	6,315,000	9,969
	Shares	Value

Financial Services—continued
Goldman Sachs Finance Corp. (CVS Health Corp.) 1.000%, 9/25/28(3)	16,000,000	$17,735
Goldman Sachs Finance Corp. (Eli Lilly & Co.) 1.000%, 5/13/27(3)	13,770,000	14,789
Goldman Sachs Finance Corp. (Regeneron Pharmaceuticals, Inc.) 1.250%, 6/28/27(3)	17,975,000	17,208
JPMorgan Chase Financial Co. LLC (Boeing Co. (The)) 0.500%, 6/15/27	5,475,000	6,340
JPMorgan Chase Financial Co. LLC (Intuit, Inc.) 1.000%, 6/15/28	13,675,000	14,115
JPMorgan Chase Financial Co. LLC (Johnson Controls International plc) 1.000%, 4/1/28	14,725,000	17,901
JPMorgan Chase Financial Co. LLC (Meta Platforms, Inc.) 1.250%, 3/15/27	10,100,000	13,244
JPMorgan Chase Financial Co. LLC (Salesforce, Inc.) 1.000%, 3/15/27	6,430,000	6,390
		157,472

Total Equity-Linked Notes (Identified Cost $251,529)		267,268

Total Long-Term Investments—96.8% (Identified Cost $4,549,602)		4,623,000

Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.027%)(10)	14,668,049	14,668
Total Short-Term Investment (Identified Cost $14,668)		14,668

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—97.1% (Identified Cost $4,564,270)		4,637,668

See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
Value
Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $568)	$(406)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—97.1% (Identified Cost $4,563,702)	$4,637,262
Other assets and liabilities, net—2.9%	140,126
NET ASSETS—100.0%	$4,777,388

Abbreviations:
DAC	Designated Activity Company
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
PIK	Payment-in-Kind Security
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)
Security exempt from registration under
Rule 144A of the Securities Act of 1933. These
securities may be resold in transactions exempt
from registration, normally to qualified
institutional buyers. At September 30, 2025, these
securities amounted to a value of $1,846,452 or
38.6% of net assets.

(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security in default; no interest payments are being received.
(5)	Amount is less than $500 (not in thousands).
(6)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(7)	Non-income producing.
(8)	All or a portion of the security is restricted.
(9)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $332,432.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	91%
United Kingdom	2
Bermuda	2
Canada	2
Cayman Islands	1
Panama	1
Australia	1
Total	100%
† % of total investments, net of written options, as of September 30, 2025.

Open written options contracts as of September 30, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Amazon.com, Inc.	(1,739)	$(46,084)	$265.00	10/17/25	$(17)
Analog Devices, Inc.	(465)	(12,788)	275.00	10/17/25	(8)
Broadcom, Inc.	(677)	(27,080)	400.00	10/17/25	(30)
Capital One Financial Corp.	(427)	(10,675)	250.00	10/17/25	(6)
Caterpillar, Inc.	(281)	(14,893)	530.00	10/17/25	(17)
Eaton Corp. plc	(219)	(9,198)	420.00	10/17/25	(9)
Mastercard, Inc.	(312)	(19,812)	635.00	10/17/25	(11)
Meta Platforms, Inc.	(464)	(41,064)	885.00	10/17/25	(10)
Microsoft Corp.	(1,375)	(77,687)	565.00	10/17/25	(22)
Netflix, Inc.	(71)	(9,798)	1,380.00	10/17/25	(5)
NVIDIA Corp.	(3,794)	(81,571)	215.00	10/17/25	(125)
Parker-Hannifin Corp.	(76)	(6,232)	820.00	10/17/25	(20)
Tesla, Inc.	(537)	(29,535)	550.00	10/17/25	(110)
Walmart, Inc.	(1,410)	(15,933)	113.00	10/17/25	(16)
Total Written Options					$(406)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$1,067,167	$—	$1,067,167	$—
Corporate Bonds and Notes	1,512,438	—	1,511,743	695 (1)
Equity Securities:
Convertible Preferred Stocks	221,466	221,466	—	—
Preferred Stock	6	—	—	6
Common Stocks	1,554,626	1,552,947	157	1,522 (1)
Warrants	29	—	—	29 (1)
Equity-Linked Notes	267,268	—	96,761	170,507
Money Market Mutual Fund	14,668	14,668	—	—
Total Assets	4,637,668	1,789,081	2,675,828	172,759
Liabilities:
Other Financial Instruments:
Written Options	(406)	(341)	(65)	—
Total Investments, Net of Written Options	$4,637,262	$1,788,740	$2,675,763	$172,759

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $1 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds and Notes	Preferred Stock	Common Stocks	Warrants	Equity-Linked Notes
Investments in Securities
Balance as of June 30, 2025:	$168,212	$982 (a)	$939	$1,461 (a)	$29 (a)	$164,801
Net realized gain (loss)	405	—	—	—	—	405
Net change in unrealized appreciation (depreciation)(b)	(1,984)	(286)	(933)	61	—	(826)
Purchases	17,600	—	—	—	—	17,600
Sales(c)	(11,473)	—	—	—	—	(11,473)
Transfers from Level 3(d)	(1)	(1)	—	—	—	—
Balance as of September 30, 2025	$172,759	$695 (a)	$6	$1,522 (a)	$29 (a)	$170,507
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025, was $(1,507).
(c) Includes paydowns on securities.
(d) Transfers into and/or from represent the ending value as of September 30, 2025, for any investment security where a change in the pricing level occured from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2025:
Investments in Securities – Assets	Ending Balance at September 30, 2025	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Preferred Stock:
LiveStyle, Inc. Series B	$6	Discounted cash flows liquidation approach	Discount rate	22.20% (21.95% - 22.59%)	Decrease

Common Stocks:
CCF Holdings LLC	$445	OPM and Last transaction	Volatility	41.29% (38.10% - 45.00%)	Increase

CCF Holdings LLC Class M	$123	OPM and Last transaction	Volatility	41.29% (38.10% - 45.00%)	Increase

Postmedia Network Canada Corp.	$887	Market and Company Comparables	EV Multiples	1.52x (0.62x - 3.16x)	Increase
				11.07x (3.89x - 17.66x)
			Illiquid Discount	10.00%	Decrease

Warrants:
CCF Holdings LLC	$29	Black-Scholes Model	Volatility	41.29% (38.10% - 45.00%)	Increase

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loan are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.